GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amount of goodwill
	December 31,
	2020	2021

Balance as of beginning of the year	$82,400	$123,717
Goodwill acquired	41,317	-

Closing balance	$123,717	$123,717

Schedule of Intangible Assets
	December 31,
	2020	2021

Original amount:

Technology	$39,625	$39,625
Customer relationships	9,586	9,586
Other	664	664

	49,875	49,875

Less - accumulated amortization	26,199	32,009

Intangible assets, net	$23,676	$17,866

Schedule of Future Amortization Expense
2022	4,877
2023	4,329
2024	4,282
2025	1,849
2026	441
Thereafter	2,088

$17,866